Segments (Management System Segment View) (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Segment Information
Assets	$ 110,495	$ 117,271	[1],[2]	$ 125,641
Interest expense (Note D&J)	468	484		402
Cognitive Solutions
Segment Information
Assets	20,017	19,525		20,705
Depreciation/amortization of intangibles	921	1,040		1,037
Capital expenditures/investments in intangibles	448	413		410
Global Business Services
Segment Information
Assets	8,327	8,831		9,701
Depreciation/amortization of intangibles	81	98		117
Capital expenditures/investments in intangibles	86	79		118
Technology Services & Cloud Platforms
Segment Information
Assets	23,530	22,512		22,981
Depreciation/amortization of intangibles	1,944	1,982		1,774
Capital expenditures/investments in intangibles	2,619	2,321		1,990
Systems
Segment Information
Assets	3,967	4,219		4,974
Depreciation/amortization of intangibles	321	734		462
Capital expenditures/investments in intangibles	321	627		424
Global Financing
Segment Information
Assets	36,157	38,845		40,138
Depreciation/amortization of intangibles	343	455		574
Capital expenditures/investments in intangibles	356	482		467
Interest income	1,720	1,951		1,904
Interest expense (Note D&J)	469	518		405
Business Segments
Segment Information
Assets	91,999	93,933		98,499
Depreciation/amortization of intangibles	3,610	4,308		3,963
Capital expenditures/investments in intangibles	3,830	3,921		3,410
Interest income	1,720	1,951		1,904
Interest expense (Note D&J)	$ 469	$ 518		$ 405

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.
[2]	Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.